Maximum exposure to credit risk (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		₩ 1,358,345	₩ 2,369,739
Not Designated as Hedging Instrument
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		37,631	22,020
Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		399,495
Designated as Hedging Instrument
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		64,704	10,606
Available-for-sale financial assets
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk			699,833
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		14,042
Held-to-maturity investments
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk			3,144
Loans and receivables
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		718,674	905,641
Long-term/short-term financial instruments
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		2,318,027	2,244,514
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		920,935	111,512
Trade and other receivables
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk		9,613,437	9,683,769
Provisions for financial guarantee
Disclosure of detailed information about financial instruments [Line Items]
Maximum exposure to credit risk	[1]	₩ 1,310,817	₩ 1,154,862

[1]	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.